CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Translation Adjustment [Member]	Accumulated Pension Liability [Member]	Accumulated Deferred Loss on Hedging Activity [Member]
Balance at Sep. 30, 2011		$ 1.1	$ 1,593.6	$ 2,613.0	$ (1,925.7)		$ 12.1	$ (189.1)	$ (3.7)
Balance (Shares) at Sep. 30, 2011		(108,009)			(40,933)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			28.1	(3.1)	14.8
Activity under stock plans (Shares)					370
Net earnings	408.9			408.9
Accrued dividends				(25.6)
Treasury stock purchased					(417.8)
Treasury stock purchased (shares)					(5,924)
Treasury share retirement		0		0	0
Treasury share retirement (shares)		0			0
Foreign currency translation adjustments	(11.9)						(11.9)
Pension/postretirement activity	(24.8)							(24.8)
Activity	(0.4)								(0.4)
Balance at Sep. 30, 2012	2,069.5	1.1	1,621.7	2,993.2	(2,328.7)	(217.8)	0.2	(213.9)	(4.1)
Balance (Shares) at Sep. 30, 2012		(108,009)			(46,487)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			7.2	(1.9)	35.0
Activity under stock plans (Shares)					802
Net earnings	407.0			407.0
Accrued dividends				(108.1)
Treasury stock purchased					0
Treasury stock purchased (shares)					0
Treasury share retirement		(0.4)		(2,146.1)	2,146.5
Treasury share retirement (shares)		(42,757)			(42,757)
Foreign currency translation adjustments	4.6						4.6
Pension/postretirement activity	35.7							35.7
Activity	4.6								4.6
Balance at Sep. 30, 2013	2,453.6	0.7	1,628.9	1,144.1	(147.2)	(172.9)	4.8	(178.2)	0.5
Balance (Shares) at Sep. 30, 2013		(65,252)			(2,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity under stock plans			12.4	(1.0)	20.0
Activity under stock plans (Shares)					500
Net earnings	356.1			356.1
Accrued dividends	(126.2)			(126.2)
Treasury stock purchased					(94.4)
Treasury stock purchased (shares)	(1,000)				(1,000)
Treasury share retirement		0		0	0
Treasury share retirement (shares)		0			0
Foreign currency translation adjustments	(83.0)						(83.0)
Pension/postretirement activity	(24.6)							(24.6)
Activity	9.4								9.4
Balance at Sep. 30, 2014	$ 2,522.3	$ 0.7	$ 1,641.3	$ 1,373.0	$ (221.6)	$ (271.1)	$ (78.2)	$ (202.8)	$ 9.9
Balance (Shares) at Sep. 30, 2014		(65,252)			(3,428)